Nature of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Nature of Business

Note 1 – Nature of Business

Algorhythm Holdings, Inc. (f/k/a The Singing Machine Company, Inc.) (the “Company”) is an artificial intelligence (“AI”) technology and consumer electronics holding company with two primary business units – SemiCab and Singing Machine. SemiCab is an AI-enabled software logistics business operated through the Company’s subsidiary, SemiCab Holdings, LLC. Singing Machine is a home karaoke consumer products business that designs and distributes karaoke products globally to retailers and ecommerce partners through the Company’s subsidiary, The Singing Machine Company, Inc.

The Company’s operations include its wholly-owned subsidiaries, SMC Logistics, Inc., a California corporation (“SMCL”), SMC-Music, Inc., a Florida corporation (“SMCM”), SMC (HK) Limited, a Hong Kong company (“SMH”), The Singing Machine Company, Inc., a Delaware corporation (“SMC”), MICS Hospitality Holdings, Inc., a Delaware corporation (“MICS Hospitality”), MICS Hospitality Management, LLC, a Delaware limited liability company (“MICS Hospitality Management”), and MICS Nomad, LLC, a Delaware limited liability company (“MICS NY”), and its 80%-owned subsidiaries, SemiCab Holdings, LLC, a Nevada limited liability company (“SemiCab Holdings”) and SMCB Solutions Private Limited, an Indian Company (“SMCB”).

Effective September 5, 2024, the Company’s Certificate of Incorporation was amended to change the name of the Company from “The Singing Machine Company, Inc.” to “Algorhythm Holdings, Inc.”

On January 13, 2025, the Company’s stockholders voted to authorize the Company’s board of directors to effect a reverse stock split of the Company’s outstanding shares of common stock at a specific ratio within a range of 1-for-10 to a maximum of 1-for-250 and to amend the Company’s certificate of incorporation to increase the number of authorized common stock from 100,000,000 to 800,000,000 shares. On January 14, 2025, the Company’s board of directors approved a reverse stock split of 1-for-200 ratio and approved the filing of a certificate of amendment to the Company’s certificate of incorporation to effect the reverse stock split and to increase the Company’s authorized shares of common stock from 100,000,000 to 800,000,000. The reverse stock split took effect on February 10, 2025. All current and prior year balances have been adjusted to reflect the reverse stock split.

On May 2, 2025, the Company and SemiCab Holdings entered into an equity purchase agreement with SemiCab Inc. pursuant to which: (i) SemiCab Holdings purchased 9,999 shares of the issued and outstanding equity shares, Rs. 10 par value, of SMCB, representing 99.99% of the issued and outstanding equity shares of SMCB, for $1,750,000, the payment of which was evidenced by the issuance of a promissory note by the Company to the SemiCab, Inc., and (ii) the Company purchased the 20% membership interest in SemiCab Holdings then held by SemiCab, Inc. for aggregate consideration consisting of 119,742 shares of the Company’s common stock. The acquisition was completed on May 2, 2025.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

Previously Reported [Member]
Nature of Business

Note 1 – Nature of Business

Algorhythm Holdings, Inc. (f/k/a The Singing Machine Company, Inc.) (the “Company”) is an artificial intelligence (“AI”) technology and consumer electronics holding company with two primary business units – SemiCab and Singing Machine. SemiCab is an AI-enabled software logistics business operated through the Company’s subsidiary, SemiCab Holdings, LLC. Singing Machine is a home karaoke consumer products business that designs and distributes karaoke products globally to retailers and ecommerce partners through the Company’s subsidiary, The Singing Machine Company, Inc.

The Company’s operations include its wholly-owned subsidiaries, SMC Logistics, Inc., a California corporation (“SMCL”), SMC-Music, Inc., a Florida corporation (“SMCM”), SMC (HK) Limited, a Hong Kong company (“SMH”), The Singing Machine Company, Inc., a Delaware corporation (“Singing Machine”), MICS Hospitality Holdings, Inc., a Delaware corporation (“MICS Hospitality”), MICS Hospitality Management, LLC, a Delaware limited liability company (“MICS Hospitality Management”), and MICS Nomad, LLC, a Delaware limited liability company (“MICS NY”), and its 80%-owned subsidiary, SemiCab Holdings, LLC, a Nevada limited liability company (“SemiCab Holdings”).

During 2023, the Company’s board of directors approved a change in the Company’s fiscal year end from March 31 to December 31.

Effective September 5, 2024, the Company’s Certificate of Incorporation was amended to change the name of the Company from “The Singing Machine Company, Inc.” to “Algorhythm Holdings, Inc.”

On January 13, 2025, the Company’s stockholders voted to authorize the Company’s board of directors to effect a reverse stock split of the Company’s outstanding shares of common stock at a specific ratio within a range of 1-for-10 to a maximum of 1-for-250 and to amend the Company’s certificate of incorporation to increase the number of authorized common stock from 100,000,000 to 800,000,000 shares. On January 14, 2025, the Company’s board of directors approved a reverse stock split of 1-for-200 ratio and approved the filing of a certificate of amendment to the Company’s certificate of incorporation to effect the reverse stock split and to increase the Company’s authorized shares of common stock from 100,000,000 to 800,000,000. The reverse stock split took effect on Monday February 10, 2025. All current and prior year balances have been adjusted to reflect the reverse stock split.